Puerto Rico Residents Tax-Free Fund III, Inc.	Schedule of Investments
May 31, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value

Government Bonds (46.52%)
US Government and Agency Obligations (46.52%)
$ 610,000	Federal Farm Credit Banks Funding Corp.	5.700%	10/25/27	$624,973
303,000	Federal Farm Credit Banks Funding Corp.	6.180%	11/06/28	318,139
12,480,000	Federal Home Loan Banks(a)	5.500%	07/15/36	13,459,076
1,000,000	Federal Home Loan Banks(b)	5.500%	10/07/44	991,940
1,548,000	Federal National Mortgage Association	6.625%	11/15/30	1,703,600

				17,097,728

Total Government Bonds
(Cost $17,251,369)				17,097,728

Mortgage-Backed Securities (1.21%)
Fannie Mae Bonds (0.75%)(c)
199,561	Federal National Mortgage Association Pool 849999	5.000%	01/01/36	201,458
1,253	Federal National Mortgage Association Pool 580540	6.000%	06/01/31	1,280
7,272	Federal National Mortgage Association Pool 627603	6.500%	11/01/31	7,556
14,559	Federal National Mortgage Association Pool 626656	6.500%	03/01/32	15,129
1,816	Federal National Mortgage Association Pool 504108	7.000%	06/01/29	1,920
143	Federal National Mortgage Association Pool 368033	7.500%	12/01/26	143
15,894	Federal National Mortgage Association Pool 504117	7.500%	05/01/29	16,070
14,254	Federal National Mortgage Association Pool 504109	7.500%	05/01/29	14,286
14,425	Federal National Mortgage Association Pool 523140	7.500%	04/01/30	14,602
3,105	Federal National Mortgage Association Pool 536049	7.500%	10/01/30	3,110

				275,554

Freddie Mac Bonds (0.01%)†,(d)
1,477	Federal Home Loan Mortgage Corp. Pool C18249	7.000%	11/01/28	1,563

GNMA Bonds (0.30%)(e)
100,000	Government National Mortgage Association Pool 556254	6.500%	08/15/31	102,565
5,534	Government National Mortgage Association Pool 494909	7.000%	12/15/28	5,592
1,408	Government National Mortgage Association Pool 531461	8.000%	05/15/30	1,421

				109,578

Tax Exempt Notes (0.15%)(f)
1,941	Community Endowment, Inc - collateralized by FN 536042	8.000%	09/01/30	2,016
1,226	Community Endowment, Inc - collateralized by FN 536024	8.500%	05/01/30	1,254
1,612	Community Endowment, Inc - collateralized by GN 470920	7.000%	04/15/28	1,625
12,925	Community Endowment, Inc - collateralized by GN 514585	7.000%	08/15/29	13,201
10,813	Community Endowment, Inc - collateralized by GN 514582	7.000%	08/15/29	11,076
7,528	Community Endowment, Inc - collateralized by GN 449355	7.500%	09/15/27	7,603
19,404	Community Endowment, Inc - collateralized by GN 515390	7.500%	04/15/30	19,707

				56,482

Total Mortgage-Backed Securities
(Cost $436,883)				443,177

Municipal Bonds (78.28%)
California (5.48%)
1,700,000	State of California, General Obligation Unlimited	7.625%	03/01/40	2,012,442

Illinois (6.30%)
2,680,000	City of Chicago, 2012 Series B, General Obligation Unlimited	5.432%	01/01/42	2,316,452

Puerto Rico (66.50%)
240,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 2000 Series A, Revenue Bonds(b),(g),(h),(i)	7.000%	12/20/18	89,160
3,975,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 2000 Series A, Revenue Bonds(b),(g),(h),(i)	7.250%	12/20/30	1,476,713
7,574,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(b),(g),(j)	0.000%	07/01/46	2,750,846
7,332,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(b),(g),(j)	0.000%	07/01/51	1,959,388
3,654,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(g)	4.329%	07/01/40	3,638,309

Quarterlyl Report | May 31, 2026 (Unaudited)	1

Puerto Rico Residents Tax-Free Fund III, Inc.	Schedule of Investments
May 31, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value
Municipal Bonds (78.28%) (continued)
$ 710,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(g)	4.500%	07/01/34	$710,045
110,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(g)	4.536%	07/01/53	102,458
360,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(g)	4.550%	07/01/40	360,697
2,640,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(g)	4.750%	07/01/53	2,538,520
2,984,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(g)	4.784%	07/01/58	2,868,852
8,058,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(g)	5.000%	07/01/58	7,947,033

				24,442,021

Total Municipal Bonds
(Cost $27,137,416)				28,770,915

Total Investments (126.01%)
(Cost $44,825,668)				$46,311,820
Liabilities in Excess of Other Assets (-26.01%)				(9,558,546)

NET ASSETS (100.00%)				$36,753,274

†	Amount represents less than 0.05% or (0.05)%.
(a)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements.
(b)	Security may be called before its maturity date.
(c)

Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(d)

Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(e)

Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(f)

Community Endowment - These obligations are collateralized by mortgage-backed securities and the only source of repayment is the collateral. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(g)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

(h)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(i)	These bonds defaulted on their interest payments and/or principal and are not accruing interest income.
(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Collateral at Fair Value	Value
Goldman Sachs(a)	Federal Home Loan Banks 5.500% due 7/15/2036	3.79%	5/7/2026	6/4/2026	$10,305,288	$10,746,770	$10,400,000

(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted.

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